                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: -811-05749

                              THE CHINA FUND, INC.
               (Exact name of registrant as specified in charter)

                     c/o STATE STREET BANK AND TRUST COMPANY
                              2 AVENUE DE LAFAYETTE
                                  P.O. BOX 5049
                              BOSTON, MA 02206-5049
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for                           Copy to:
                Service)
            Mary Moran Zeven                        Leonard B. Mackey, Jr., Esq.
               Secretary                              Clifford Chance U.S. LLP
          The China Fund, Inc.                           31 West 52nd Street
         2 Avenue de Lafayette                        New York, New York 10019
            Boston, MA 02111

Registrant's telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                                      SHARES               VALUE (NOTE A)
---------------------------------                                    ----------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA
   FINANCIALS -- (0.4%)
      Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.    1,667,458              $  2,291,087
                                                                                             ------------
            TOTAL CHINA -- (Cost $3,976,899)                                        0.4%        2,291,087
                                                                                             ------------
HONG KONG
   CONSUMER DISCRETIONARY -- (6.5%)
      Anta Sports Products, Ltd.                                      6,734,000                 5,282,144
      China Travel International Investment Hong Kong, Ltd.          10,982,000                 2,969,953
      Huabao International Holdings, Ltd.                             9,135,000                 7,352,819
      Intime Department Store Group Co., Ltd.#                        8,778,000                 4,815,319
      Ports Design, Ltd.                                              2,678,500                 7,243,689
      Shangri-La Asia, Ltd.                                           4,141,555                 8,907,198
      Yorkey Optical International Cayman, Ltd.#                     16,424,000                 3,283,895
                                                                                             ------------
                                                                                               39,855,017
                                                                                             ------------
   CONSUMER STAPLES -- (5.1%)
      Chaoda Modern Agriculture (Holdings), Ltd.(1)                  20,633,998                23,934,131
      China Huiyuan Juice Group, Ltd.(1)#                            13,000,500                 7,731,500
                                                                                             ------------
                                                                                               31,665,631
                                                                                             ------------
   ENERGY -- (1.6%)
      China Rare Earth Holdings, Ltd. #                              15,254,000                 2,893,551
      Fushan International Energy Group, Ltd.*                        3,840,000                 2,706,946
      Honghua Group, Ltd.*                                           11,172,000                 4,152,548
                                                                                             ------------
                                                                                                9,753,045
                                                                                             ------------
   FINANCIALS -- (1.6%)
     SPG Land (Holdings), Ltd.(1)#                                   11,037,000                 4,951,135
     Tianjin Development Holdings, Ltd.                               8,440,000                 5,192,415
                                                                                             ------------
                                                                                               10,143,550
                                                                                             ------------
   HEALTH CARE -- (4.2%)
      China Shineway Pharmaceutical Group, Ltd.#                     11,184,000                 8,170,671
      Golden Meditech Co., Ltd.(1)#                                  35,040,000                11,227,674
      Natural Beauty Bio-Technology, Ltd.#                           32,780,000                 6,596,208
                                                                                             ------------
                                                                                               25,994,553
                                                                                             ------------
   INDUSTRIALS -- (1.1%)
      TPV Technology, Ltd.                                           12,728,000                 6,541,694
                                                                                             ------------

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                                      SHARES               VALUE (NOTE A)
---------------------------------                                    ----------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG (CONTINUED)
   INFORMATION TECHNOLOGY -- (0.4%)
      Arcontech Corp.(2)*#                                           18,386,000              $         --
      Chinasoft International, Ltd.#                                 19,230,000                 2,661,882
                                                                                             ------------
                                                                                                2,661,882
                                                                                             ------------
   MATERIALS -- (0.1%)
      Ocean Grand Chemicals Holdings, Ltd.(2)*#                      17,379,000                   690,514
                                                                                             ------------
   UTILITIES -- (2.5%)
      Xinao Gas Holdings, Ltd.(1)#                                    9,286,000                15,591,420
                                                                                             ------------
            TOTAL HONG KONG -- (Cost $102,492,370)                                 23.1%      142,897,306
                                                                                             ------------
HONG KONG - "H" SHARES
   CONSUMER STAPLES -- (2.3%)
      Wumart Stores, Inc.#                                           15,126,000                14,540,223
                                                                                             ------------
   ENERGY -- (2.6%)
      China Oilfield Services, Ltd.(1)                                7,132,000                10,676,770
      China Shenhua Energy Co., Ltd.(1)                               1,450,000                 5,426,709
                                                                                             ------------
                                                                                               16,103,479
                                                                                             ------------
   HEALTH CARE -- (2.0%)
      Shandong Weigao Group Medical Polymer Co., Ltd.#                9,004,000                12,140,510
                                                                                             ------------
   INDUSTRIALS -- (0.0%)
      China Railway Group, Ltd.(1)*                                         504                       413
                                                                                             ------------
   MATERIALS -- (1.3%)
      Zijin Mining Group Co., Ltd.(1)                                10,408,000                 8,270,746
                                                                                             ------------
   TELECOMMUNICATIONS -- (1.6%)
      ZTE Corp. (1)                                                   1,980,360                 9,848,307
                                                                                             ------------
            TOTAL HONG KONG - "H" SHARES -- (Cost $46,575,325)                      9.8%       60,903,678

            TOTAL HONG KONG (INCLUDING "H" SHARES) --
               (Cost $149,067,695)                                                           ------------
                                                                                   32.9%      203,800,984
                                                                                             ------------

NAME OF ISSUER AND TITLE OF ISSUE                                      SHARES               VALUE (NOTE A)
---------------------------------                                    ----------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
SINGAPORE
   CONSUMER STAPLES -- (2.3%)
      China Fishery Group, Ltd.#                                      7,870,000              $  7,481,262
      Hsu Fu Chi International, Ltd.#                                 8,409,000                 6,640,869
                                                                                             ------------
                                                                                               14,122,131
                                                                                             ------------
   INFORMATION TECHNOLOGY -- (0.5%)
      CDW Holding, Ltd.(2)#+                                         60,000,000                 3,290,556
                                                                                             ------------
            TOTAL SINGAPORE -- (Cost $17,627,699)                                   2.8%       17,412,687
                                                                                             ------------

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)

TAIWAN
   CONSUMER DISCRETIONARY -- (7.3%)
      FamilyMart Co., Ltd.#                                           3,777,652                 6,388,377
      Far Eastern Department Stores, Ltd.                            18,511,584                16,317,220
      HannStar Display Corp.                                         17,900,000                 5,411,315
      Merry Electronics Co., Ltd.                                     3,584,340                 5,569,997
      Synnex Technology International Corp.                           5,211,855                11,519,134
                                                                                             ------------
                                                                                               45,206,043
                                                                                             ------------
   CONSUMER STAPLES -- (3.8%)
      Lien Hwa Industrial Corp.                                      15,161,855                 8,216,735
      Uni-President Enterprises Corp.                                11,447,220                15,303,570
                                                                                             ------------
                                                                                               23,520,305
                                                                                             ------------
   FINANCIALS -- (9.5%)
      Cathay Financial Holding Co., Ltd.                              5,993,788                11,662,360
      China Development Financial Holding Corp.                      36,871,940                12,398,582
      Fubon Financial Holdings Co., Ltd.                             12,603,000                11,253,046
      Ruentex Development Co., Ltd.                                   9,477,000                 8,044,204
      Yuanta Financial Holdings Co., Ltd.                            26,635,545                15,652,111
                                                                                             ------------
                                                                                               59,010,303
                                                                                             ------------
   INDUSTRIALS -- (1.1%)
      Wah Lee Industrial Corp.#                                       3,998,856                 6,697,180
                                                                                             ------------
   INFORMATION TECHNOLOGY -- (4.5%)
      Powertech Technology Inc.                                       3,939,210                11,291,262
      Taiwan Secom Co., Ltd.#                                         4,738,000                 8,352,715
      Tripod Technology Corp.                                         3,352,867                 8,472,198
                                                                                             ------------
                                                                                               28,116,175
                                                                                             ------------

NAME OF ISSUER AND TITLE OF ISSUE                                      SHARES                VALUE (NOTE A)
---------------------------------                                    ----------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN (CONTINUED)
   MATERIALS -- (2.7%)
      China Metal Products Co., Ltd.#                                 8,392,675              $ 11,644,696
      Yieh United Steel Corp.#                                       11,379,600                 4,829,578
                                                                                             ------------
                                                                                               16,474,274
                                                                                             ------------
            TOTAL TAIWAN -- (Cost $141,465,910)                                    28.9%      179,024,280
                                                                                             ------------
UNITED KINGDOM
   HEALTH CARE -- (1.5%)
     China Medical System Holdings, Ltd.(2)#+                         3,623,188                 9,077,974
                                                                                             ------------
            TOTAL UNITED KINGDOM -- (Cost $9,940,990)                               1.5%        9,077,974
                                                                                             ------------
UNITED STATES
   CONSUMER DISCRETIONARY -- (1.3%)
      The9, Ltd., ADR(1)*#                                              356,200                 7,964,632
                                                                                             ------------

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)

   ENERGY -- (0.9%)
      Far East Energy Corp.*#+                                       10,974,134                 5,487,067
                                                                                             ------------
   HEALTH CARE -- (3.3%)
      Mindray Medical International, Ltd., ADR(1)                       367,000                14,661,650
      WuXi PharmaTech Cayman Inc., ADR(1)*                              341,141                 6,181,475
                                                                                             ------------
                                                                                               20,843,125
                                                                                             ------------
            TOTAL UNITED STATES -- (Cost $35,410,247)
                                                                                    5.5%       34,294,824
                                                                                             ------------
            TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS --
               (Cost $357,489,440)                                                 72.0%      445,901,836
                                                                                             ------------
EQUITY LINKED SECURITIES
   CONSUMER DISCRETIONARY -- (1.1%)
      Wuliangye Yibin Co., Ltd. Access Product (expiration
         01/20/10) 144A,*(2)(3)                                       2,200,000                 6,692,400
                                                                                             ------------
   ENERGY -- (1.4%)
      China Yangtze Power Co., Ltd. Access Product
         (expiration 10/26/10) 144A,(2)(4)                            4,169,077                 8,942,670
                                                                                             ------------

NAME OF ISSUER AND TITLE OF ISSUE                                      SHARES               VALUE (NOTE A)
---------------------------------                                    ----------             --------------
EQUITY LINKED SECURITIES (CONTINUED)
   FINANCIALS -- (1.1%)
      Financial Street Holding Co., Ltd. Access Product
         (expiration 2/13/12) 144A,(2)(4)*                            5,743,906              $  7,019,053
                                                                                             ------------
   INDUSTRIALS -- (6.1%)
     China Vanke Co., Ltd. Access Product (expiration 01/20/10)
         144A,(2)(3)                                                  4,533,840                 5,635,563
      Daqin Railway Co., Ltd. Access Product (expiration 11/02/11)
         144A,(2)(4)                                                  6,907,000                13,164,742
      Shanghai International Airport Co., Ltd. Access Product
         (expiration 01/20/10) 144A,(2)(3)                            1,816,700                 4,781,555
      Shanghai Tunnel Engineering Co., Ltd. Access Product
         (expiration 01/17/12) 144A,(2)(3)                            4,439,247                 5,855,367
      Shanghai Zhenhua Port Machinery Co., Ltd. Access Product
         (expiration 10/26/10) 144A,(2)(4)                            4,462,752                 8,327,495
                                                                                             ------------
                                                                                               37,764,722
                                                                                             ------------
   MATERIALS -- (1.9%)
      Qinghai Salt Lake Potash Co., Ltd. Access Product
         (expiration 10/26/10) 144A,(2)(4)                              887,909                11,454,026
                                                                                             ------------
            TOTAL EQUITY LINKED SECURITIES -- (Cost $50,963,686)                   11.6%       71,872,871
                                                                                             ------------

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)

DIRECT INVESTMENTS
   CONSUMER DISCRETIONARY -- (6.2%)
      Queenbury Investments, Ltd., (Huiyan)
         (acquired 05/06/08)(2)(5)#+                                        450                38,459,700
                                                                                             ------------
   INDUSTRIALS -- (2.7%)
      Highlight Tech Corp., (acquired 09/11/07)(2)(5)#+               3,366,893                 5,993,070
      Qingdao Bright Moon, (acquired 02/28/08)(2)(5)#+               31,827,172                 7,001,978
      Wuxi PAIHO, (acquired 09/17/07)(5)#                            11,734,701                 3,679,990
                                                                                             ------------
                                                                                               16,675,038
                                                                                             ------------
   INFORMATION TECHNOLOGY -- (1.5%)
      China Silicon Corp. Warrants (expiration 11/30/10)(2)(5)#+        685,450                        --
      China Silicon Corp., Series A Preferred
         (acquired 11/30/07)(2)(5)#+                                     27,418                 6,525,484

NAME OF ISSUER AND TITLE OF ISSUE                                      SHARES               VALUE (NOTE A)
---------------------------------                                    ----------             --------------
DIRECT INVESTMENTS (CONTINUED)
   INFORMATION TECHNOLOGY (CONTINUED)
      Sino Twinwood Pte Ltd., (acquired 05/02/07)(2)(5)#+               500,000              $  3,050,000
      teco Optronics Corp., (acquired 04/26/04)(5)#+                  1,861,710                        --
                                                                                             ------------
                                                                                                9,575,484
                                                                                             ------------
            TOTAL DIRECT INVESTMENTS -- (Cost $65,631,412)                         10.4%       64,710,222
                                                                                             ------------
COLLATERAL FOR SECURITIES ON LOAN++ -- (9.2%)
      Securities Lending Quality Trust                               57,509,932                56,929,081
                                                                                             ------------
            TOTAL COLLATERAL FOR SECURITIES ON LOAN++ --
               (Cost $57,509,932)                                                   9.2%       56,929,081
                                                                                             ------------

                                                                        PAR/
                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                     ----------
SHORT TERM INVESTMENTS
UNITED STATES
      Repurchase Agreement with State Street Bank and Trust,
         0.20%, 08/01/08##                                           26,106,000                26,106,000
                                                                                             ------------
            TOTAL UNITED STATES -- (Cost $26,106,000)                               4.2%       26,106,000
                                                                                             ------------
TOTAL INVESTMENTS -- (Cost $557,700,470) **                                       107.4%      665,520,010
                                                                                             ------------
OTHER ASSETS AND LIABILITIES                                                       (7.4)%     (45,841,027)
                                                                                  -----      ------------
NET ASSETS                                                                        100.0%     $619,678,983
                                                                                  =====      ============

'
THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)

Notes to Schedule of Investments

(A) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Open end investment companies are valued at net asset value per share. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

     The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

*    Denotes non-income producing security.

#    Illiquid security.

+ Affiliated issuer, as defined in the Investment Company Act of 1940, as amended, includes issuers in which the Fund held 5% or more of the outstanding voting securities.


++ As of July 31, 2008, the Fund had loaned securities which were collateralized by cash and short term investments. The value of the securities on loan and the value of the related collateral were as follows:



                            VALUE OF                  VALUE OF
       VALUE OF                CASH                    NON-CASH                       TOTAL
      SECURITIES            COLLATERAL               COLLATERAL*                  COLLATERAL
     -----------            -----------              -----------                  -----------

     $55,527,549            $56,929,081                $933,862                   $57,862,943


     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of government securities.


ADR  American Depositary Receipt.

144A Securities restricted for resale to Qualified Institutional Buyers.

(1) A portion or all of the security was held on loan. As of July 31, 2008, the market value of the securities loaned was $55,527,549.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3)  Equity linked securities issued by Citigroup Global Markets Holdings.

(4)  Equity linked securities issued by Credit Lyonnais (CLSA).

(5) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the China Fund, Inc.'s (the "Fund") policies for valuing Direct Investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material. The Fund does not have the right to demand that such securities be registered.

## Repurchase agreement, dated 07/31/2008, due 08/01/2008 with repurchase proceeds of $26,106,145 is collateralized by US Treasury Bill 1.70% due 12/11/2008 with a market value of $26,630,768.

** At July 31, 2008, the cost of investment securities for tax purposes was $556,377,782. Net unrealized appreciation of investment securities for tax purposes was $108,400,391, consisting of unrealized gains of $160,657,397 on securities that had risen in value since their purchase and $52,257,006 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In addition, in March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.


By: /s/ Gary L. French
    Gary L. French
    President and Chief Executive Officer

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    Gary L. French
    President and Chief Executive Officer

Date: September 29, 2008


By: /s/ William C. Cox
    William C. Cox
    Treasurer and Chief Financial Officer

Date: September 29, 2008